HEDGING ACTIVITIES - Schedule of Net Tax Effect of Cash Flow Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	€ (12)	€ 1	€ 47
Cost of sales | Foreign currency contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	1	0	4
Cost of sales | Commodity contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	(33)	(17)	0
Selling and distribution expenses | Commodity contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	(3)	0	0
Non-operating items | Foreign currency contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	€ 23	€ 18	€ 43